Description of the Plan (Details) - EBP 025	12 Months Ended
	Dec. 31, 2025 USD ($) hour	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Transfers to Leggett & Platt, Incorporated 401(k) Plan and Trust	$ 63,437,519	$ 0
Matching percentage	50.00%
Participant compensation matched, minimum service period	90 days
Participant compensation matched, percentage	6.00%
Automatic deferral rate, annual increase	1.00%
Vesting percentage	100.00%
Vesting period	3 years
Service hours | hour	1,000
Forfeited nonvested account	$ 10,899	19,141
Forfeited nonvested account, decrease from employer contribution	253,830	221,496
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Minimum borrowing, amount	$ 500
Basis spread on variable rate	1.00%
Hanes Companies, Inc. Retirement Savings Plan II
EBP, Description of Plan [Line Items]
Transfers to Leggett & Platt, Incorporated 401(k) Plan and Trust	$ 60,239,226	0
Precision Hydraulic Cylinders, Inc. 401(k) and Profit Sharing Plan
EBP, Description of Plan [Line Items]
Transfers to Leggett & Platt, Incorporated 401(k) Plan and Trust	$ 3,198,293	$ 0
Common stocks
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	20.00%
Retirement K
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	6.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	1.00%
Involuntary cash-out limit	$ 1,000
Minimum | Retirement K
EBP, Description of Plan [Line Items]
Matching percentage	20.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Involuntary cash-out limit	$ 7,000
Maximum | Retirement K
EBP, Description of Plan [Line Items]
Matching percentage	80.00%